Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Payables

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Salaries and bonus payable	443,993	601,239	20,285
Interest payable	1,059	2,854	96
Accrued pension costs	29,930	32,402	1,093
Employees’ bonus	70,553	371,912	12,548
Directors’ remuneration	3,528	18,596	627
Other expense payable	862,991	953,179	32,159

	1,412,054	1,980,182	66,808